Securities purchased (sold) under resale (repurchase) agreements - Securities sold under repurchase agreements (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Securities Purchased Under Agreements to Resell [Line Items]
Securities sold under repurchase agreements	R$ 33,340,511	R$ 31,790,091
Securities purchased under agreements to resell	14,888,978	7,603,820
Available portfolio
Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	2,760,296	646,478
National Treasury Bills
Securities Purchased Under Agreements to Resell [Line Items]
Securities sold under repurchase agreements	3,274,568	8,569,145
National Treasury Notes
Securities Purchased Under Agreements to Resell [Line Items]
Securities sold under repurchase agreements	8,456,861	12,347,218
Financial Treasury Bills
Securities Purchased Under Agreements to Resell [Line Items]
Securities sold under repurchase agreements	1,867,365	533,509
Debentures
Securities Purchased Under Agreements to Resell [Line Items]
Securities sold under repurchase agreements	8,776,735	1,831,846
Real Estate Receivable Certificates
Securities Purchased Under Agreements to Resell [Line Items]
Securities sold under repurchase agreements	9,201,853	6,471,410
Financial credit bills
Securities Purchased Under Agreements to Resell [Line Items]
Securities sold under repurchase agreements	954,447	1,111,890
Agribusiness Receivables Certificates (CRAs) (ii)
Securities Purchased Under Agreements to Resell [Line Items]
Securities sold under repurchase agreements	R$ 808,682	R$ 925,073